Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) to provide additional information regarding material changes to Mr. Holdridge’s compensation that had not been determined at the time of the filing of the Original Filing. Except as expressly stated herein, this Amendment No. 1 does not amend or update any other information contained in the Original Filing, which remains unchanged. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing. On October 25, 2024, the Compensation Committee (the “Committee”) of the Board approved a one-time equity grant to Mr. Holdridge with a value of $2.0 million (the “Holdridge Equity Award”) under the terms of the Dayforce, Inc. 2018 Equity Incentive Plan, as may be amended from time to time, in recognition of Mr. Holdridge’s promotion and additional responsibilities. The Holdridge Equity Award will be granted in the form of restricted stock units with a value of $2.0 million (the “RSUs”). The RSUs will vest as to one-third of the award on each of the first three anniversaries of the grant date subject to Mr. Holdridge’s continued service and will be granted on the form of RSU award agreement filed as an exhibit to the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on February 28, 2024.
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	Dayforce, Inc.
Entity Central Index Key	0001725057
Entity Emerging Growth Company	false
Entity File Number	001-38467
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-3231686
Entity Address, Address Line One	3311 East Old Shakopee Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	952
Local Phone Number	853-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	DAY
Security Exchange Name	NYSE